SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 07, 2022	May 31, 2020	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents				$ 0		$ 0	$ 0	$ 0		$ 0
Offering cost								18,847,894
Transaction costs included in accretion for Class A common stock subject to redemption amount								18,132,174
Transaction costs expensed								$ 715,720
Statutory federal income tax rate				21.00%	21.00%		21.00%	21.00%	21.00%	21.00%
Effective tax rate (in percent)		0.00%	0.00%	26.99%	0.00%	0.00%	0.00%	2.38%	0.00%	0.00%
Unrecognized tax benefits				$ 0		$ 0	$ 0	$ 0		$ 0
Amounts accrued for the payment of interest and penalties				$ 0		$ 0	$ 0	$ 0		$ 0
Number of dilutive securities				0	0			0	0
Class A Common stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock subject to possible redemption, shares						33,421,570	33,421,570			33,421,570
Number of warrants to purchase the shares issued (in shares)				26,410,785				26,410,785		26,410,785
Common Class A Subject To Redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares redeemed	30,188,729
Redemption value per share	$ 10.03			$ 10.21				$ 10.21		$ 10.00
Aggregate redemption amount	$ 302,873,885			$ 302,873,885
Common stock subject to possible redemption, shares				3,232,841				3,232,841		33,421,570